Additional disclosure items G.3.2. Tax related risks and uncertain tax position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Uncertain tax positions, remote risk	20.00%
Uncertain tax positions, probable risk	50.00%
Provision for taxes other than income tax
Disclosure of other provisions [line items]
Other provisions	$ 69	$ 77
Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	343	339
Contingent liabilities released	25
Reversal of provisions for claims	30
Joint ventures | Provision for taxes other than income tax
Disclosure of other provisions [line items]
Other provisions	3	7
Joint ventures | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	$ 68	$ 69
Bottom of range
Disclosure of other provisions [line items]
Uncertain tax positions, possible risk	21.00%
Top of range
Disclosure of other provisions [line items]
Uncertain tax positions, possible risk	49.00%